NET INCOME PER SHARE (Tables)	12 Months Ended
Mar. 31, 2018
Net income per share:
Schedule of basic and diluted net income per share

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Net income attributable to Highway Holdings Limited’s shareholders, basic and diluted	1,251	527	1,550

Shares:
Weighted average common shares used in computing basic net income per share	3,801,874	3,801,874	3,801,874

Net income per share, basic	0.33	0.14	0.41